Dividends - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Disclosure of Dividends [abstract]
Description of compliance with IFRSs applied For interim financial report	Under IFRS, interim dividends are only recognised in the financial statements when paid and not when declared. GSK normally pays a dividend two quarters after the quarter to which it relates and one quarter after it is declared. The 2020 financial statements recognise those dividends paid in 2020, namely the third and fourth interim dividends for 2019, and the first and second interim dividends for 2020.